Shareholders' Equity (Schedule Of Accumulated Other Comprehensive Income (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of period	$ (218,735)
Net current-period other comprehensive (loss) income	(83,837)	(60,066)	(10,411)
Balance at end of period	(302,467)	(218,735)
Accumulated Other Comprehensive Income (Losses) [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of period	(218,735)	(158,821)	(148,389)
Other comprehensive (loss) gain before reclassifications	(81,139)	(60,132)	(13,533)
Net (gain) loss reclassified from accumulated other comprehensive loss to net income	(2,593)	218	3,101
Net current-period other comprehensive (loss) income	(83,732)	(59,914)	(10,432)
Balance at end of period	(302,467)	(218,735)	(158,821)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of period	(217,136)	(156,467)	(148,342)
Other comprehensive (loss) gain before reclassifications	(85,753)	(60,669)	(8,125)
Net (gain) loss reclassified from accumulated other comprehensive loss to net income	0	0	0
Net current-period other comprehensive (loss) income	(85,753)	(60,669)	(8,125)
Balance at end of period	(302,889)	(217,136)	(156,467)
Unrealized Results On Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of period	(768)	(1,141)	(47)
Other comprehensive (loss) gain before reclassifications	5,158	537	(4,195)
Net (gain) loss reclassified from accumulated other comprehensive loss to net income	(2,792)	(164)	3,101
Net current-period other comprehensive (loss) income	2,366	373	(1,094)
Balance at end of period	1,598	(768)	(1,141)
Unrecognized Prior Service Cost Of Post-employment benefits [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of period	(831)	(1,213)	0
Other comprehensive (loss) gain before reclassifications	(544)	0	(1,213)
Net (gain) loss reclassified from accumulated other comprehensive loss to net income	199	382	0
Net current-period other comprehensive (loss) income	(345)	382	(1,213)
Balance at end of period	$ (1,176)	$ (831)	$ (1,213)